Related parties (Details) - COP ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025
Joint ventures and Associates
Trade and other receivables	$ 88	$ 124
Trade and other receivables, Current	88	124
Trade and other receivables, Non-current	0	0
Trade and other receivables - Loans	572	547
Trade and other receivables - Loans, Current	19	16
Trade and other receivables - Loans, Non-current	553	531
Trade and other payables	42	50
Trade and other payables, Current	42	50
Trade and other payables, Non-current	0	0
Loans and borrowings	668	728
Loans and borrowings, Current	668	728
Loans and borrowings, Non-current		0
Other liabilities	2	1
Other liabilities, Current	2	1
Other liabilities, Non-current	0	0
Gases del Caribe S.A. E.S.P. | Associates
Joint ventures and Associates
Trade and other receivables	0	0
Trade and other receivables - Loans	0	0
Trade and other payables	0	4
Loans and borrowings	0	0
Other liabilities	0	0
Gas Natural del Oriente S.A. E.S.P. | Associates
Joint ventures and Associates
Trade and other receivables	12
Trade and other receivables - Loans	0
Trade and other payables	0
Loans and borrowings	0
Other liabilities	0
Gases de la Guajira S.A. E.S.P. | Associates
Joint ventures and Associates
Trade and other receivables	0
Trade and other receivables - Loans	0
Trade and other payables	0
Loans and borrowings	0
Other liabilities	0
Extrucol S.A. | Associates
Joint ventures and Associates
Trade and other receivables	2	0
Trade and other receivables - Loans	0	0
Trade and other payables	0	1
Loans and borrowings	0	0
Other liabilities	0	0
Equion Energa Limited | Joint ventures
Joint ventures and Associates
Trade and other receivables	0	0
Trade and other receivables - Loans	0	0
Trade and other payables	0	0
Loans and borrowings	668	728
Other liabilities	2	1
Ecodiesel Colombia S.A. | Joint ventures
Joint ventures and Associates
Trade and other receivables	6	3
Trade and other receivables - Loans	0	0
Trade and other payables	45	45
Loans and borrowings	0	0
Other liabilities	0	0
Interligao Eltrica do Madeira S.A. | Joint ventures
Joint ventures and Associates
Trade and other receivables	0	35
Trade and other receivables - Loans	0	0
Trade and other payables	0	0
Loans and borrowings	0	0
Other liabilities	0	0
Interligao Eltrica Garanhuns S.A. | Joint ventures
Joint ventures and Associates
Trade and other receivables	52	10
Trade and other receivables - Loans	0	0
Trade and other payables	(2)	0
Loans and borrowings	0	0
Other liabilities	0	0
Interligao Eltrica Iva S.A. | Joint ventures
Joint ventures and Associates
Trade and other receivables	0	40
Trade and other receivables - Loans	2	2
Trade and other payables	0	0
Loans and borrowings	0	0
Other liabilities	0	0
Transmissora Alianca de Energia Eltrica S.A. | Joint ventures
Joint ventures and Associates
Trade and other receivables	15	36
Trade and other receivables - Loans	0	0
Trade and other payables	(1)	0
Loans and borrowings	0	0
Other liabilities	0	0
Consorcio Electrico YAPAY S.A | Joint ventures
Joint ventures and Associates
Trade and other receivables	0	0
Trade and other receivables - Loans	15	14
Trade and other payables	0	0
Loans and borrowings	0	0
Other liabilities	0	0
Conexion Kimal Lo Aguirre S.A. | Joint ventures
Joint ventures and Associates
Trade and other receivables	0	0
Trade and other receivables - Loans	555	531
Trade and other payables	0	0
Loans and borrowings	0	0
Other liabilities	$ 0	$ 0